Commitments and Contingencies - Additional Information - Petrobras (Detailss) - USD ($) $ in Millions	1 Months Ended	9 Months Ended
	Mar. 31, 2016	Sep. 30, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Loss contingency accrual		$ 50.5
Petrobras
Loss Contingencies [Line Items]
Loss contingency accrual			$ 5.4
Petrobras | FPSO Segment
Loss Contingencies [Line Items]
Percentage of rate reduction claim		2.00%
Estimated claim	$ 10.9
Loss contingency accrual		$ 9.8
Range of possible losses in addition to what has already been accrued		$ 1.1